Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	R$ 2,283,047	R$ 1,886,221
Trade receivables	1,672,595	1,557,472
Accounts receivable from related parties	180,773	202,553
Inventories	85,671	58,002
Restricted cash	18,822	24,078
Recoverable taxes	276,585	42,633
Other receivables	56,592	52,676
Total current assets	4,574,085	3,823,635
Noncurrent assets
Trade receivables	215,910	153,834
Accounts receivable from related parties	634,387	669,156
Escrow deposits	122,686	77,915
Deferred income tax and social contribution	0	186,345
Water National Agency - ANA	70,487	81,221
Other receivables	113,123	114,693
Investments	36,932	31,096
Investment properties	57,652	57,968
Intangible assets	33,466,132	31,246,788
Property, plant and equipment	255,050	302,383
Total noncurrent assets	34,972,359	32,921,399
Total assets	39,546,444	36,745,034
Current liabilities
Trade payables and contractors	344,947	311,960
Current portion of long-term borrowings and financing	1,746,755	1,246,567
Accrued payroll and related taxes	588,073	458,299
Taxes and contributions	183,965	168,757
Interest on capital	598,612	700,034
Provisions	607,959	730,334
Services payable	408,275	460,054
Public-Private Partnership - PPP	60,007	31,898
Program Contract Commitments	128,802	109,042
Other liabilities	104,485	85,563
Total current liabilities	4,771,880	4,302,508
Noncurrent liabilities
Borrowings and financing	10,354,211	10,717,576
Deferred income tax and social contribution	36,754	0
Deferred Cofins and PASEP	130,182	138,071
Provisions	470,245	442,741
Pension obligations	2,932,338	3,265,250
Public-Private Partnership - PPP	3,011,409	2,217,520
Program Contract Commitments	110,698	69,051
Other liabilities	215,778	173,106
Total noncurrent liabilities	17,261,555	17,023,315
Total liabilities	22,033,435	21,325,823
Equity
Capital stock	10,000,000	10,000,000
Earnings reserves	8,051,110	6,244,859
Other comprehensive loss	(538,101)	(825,648)
Total equity	17,513,009	15,419,211
Total equity and liabilities	R$ 39,546,444	R$ 36,745,034